UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Operating activities:
Net cash used in operating activities	$ (127,695)	$ (82,006)
Investing activities:
Cash paid for acquisition of short-term investments	(46,000)	(15,069)
Proceeds from redemption of short-term investments	31,350	0
Loans and advances to related parties	(83,072)	0
Cash collection of loans and advances to related parties	58,686	1,341
Cash paid for acquisition of equity method investments	(737)	0
Proceeds from sales of equity method investments	15,330	17,947
Payments for equity securities	(6,000)	0
Purchase of property and equipment, and intangible assets	(10,858)	(4,465)
Prepayment for acquisition of an entity under common control	(73,712)	0
Proceeds from disposal of property and equipment, and intangible assets	6	61
Net cash used in investing activities	(115,007)	(185)
Financing activities:
Proceeds from short-term borrowings	352,042	193,954
Repayments of short-term borrowings	(233,057)	(106,297)
Proceeds from long-term borrowings	111,781	0
Payment for issuance costs of long-term borrowings	(156)	0
Borrowings from related parties	27,964	47,918
Repayments of borrowings from related parties	(28,292)	(21,021)
Cash payment not soon after purchase of intangible assets	0	(2,780)
Proceeds from redeemable non-controlling interests	14,638	0
Cash payment not soon after a business acquisition of Hubei Dongjun	0	(1,614)
Proceeds from employee stock option exercises	159	179
Proceeds from issuance of ordinary shares	45,586	43,200
Cash paid for follow-on public offering cost	0	(622)
Cash paid for repurchase of ordinary shares	(9,907)	(28,985)
Proceeds from issuance of convertible notes	40,000	0
Payment for issuance costs of convertible notes	(2,130)	0
Repayments of convertible notes	(6,688)	0
Cash paid for costs of the Merger	0	(500)
Proceeds from conditional government grants	0	6,933
Net cash provided by financing activities	311,940	130,365
Effect of foreign currency exchange rate changes on cash and restricted cash	2,921	916
Net increase in cash and restricted cash	72,159	49,090
Cash and restricted cash at the beginning of the period	93,256	50,164
Cash and restricted cash at the end of the period	165,415	99,254
Supplemental information:
Income tax paid	1,331	1,102
Interest paid	$ 8,667	$ 7,010